Property, Plant And Equipment - Summary Of Property, Plant And Equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 40,564	€ 26,879
Impairment losses	278	207	€ 1,321
Ending balance	46,801	40,564	26,879
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,718	1,884
Ending balance	4,810	4,718	1,884
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,414	6,050
Ending balance	14,145	12,414	6,050
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,522	3,261
Ending balance	2,813	2,522	3,261
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,221	11,357
Ending balance	19,779	17,221	11,357
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,854	3,519
Ending balance	3,001	2,854	3,519
Tangible Fixed Assets in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	719	773
Ending balance	2,144	719	773
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116	35
Ending balance	109	116	35
Historical Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	266,056	212,968
Additions	19,504	8,215
Disposals	(18,178)	(11,205)
Net foreign exchange differences	6,101	9,951
Business combination		46,127
Ending balance	273,483	266,056	212,968
Historical Cost [Member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,718	1,884
Net foreign exchange differences	92	117
Business combination		2,717
Ending balance	4,810	4,718	1,884
Historical Cost [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,291	23,305
Additions	3,767	404
Disposals	(685)	(560)
Net foreign exchange differences	675	1,050
Business combination		25,092
Ending balance	53,048	49,291	23,305
Historical Cost [Member] | Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	82,621	78,518
Additions	1,512	403
Disposals	(2,431)	(1,906)
Transfer from tangible fixed assets in progress	228	33
Net foreign exchange differences	2,567	3,482
Business combination		2,091
Ending balance	84,497	82,621	78,518
Historical Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	79,679	64,747
Additions	8,406	6,543
Disposals	(11,828)	(6,613)
Transfer from tangible fixed assets in progress	2,041	535
Net foreign exchange differences	1,996	3,782
Business combination		10,685
Ending balance	80,294	79,679	64,747
Historical Cost [Member] | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	46,321	42,351
Additions	1,744	414
Disposals	(3,153)	(1,990)
Transfer from tangible fixed assets in progress	305	38
Net foreign exchange differences	741	1,445
Business combination		4,063
Ending balance	45,958	46,321	42,351
Historical Cost [Member] | Tangible Fixed Assets in Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	719	773
Additions	3,990	410
Transfer from tangible fixed assets in progress	(2,574)	(606)
Net foreign exchange differences	9	43
Business combination		99
Ending balance	2,144	719	773
Historical Cost [Member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,707	1,390
Additions	85	41
Disposals	(81)	(136)
Net foreign exchange differences	21	32
Business combination		1,380
Ending balance	2,732	2,707	1,390
Depreciation And Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(225,492)	(186,089)
Disposals	16,056	10,096
Net foreign exchange differences	(5,438)	(7,651)
Business combination		(33,506)
Depreciation	(11,530)	(8,135)
Impairment losses	(278)	(207)
Ending balance	(226,682)	(225,492)	(186,089)
Depreciation And Impairment [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(36,877)	(17,255)
Disposals	593	346
Net foreign exchange differences	(510)	(494)
Business combination		(18,144)
Depreciation	(1,777)	(1,330)
Impairment losses	(332)	0
Ending balance	(38,903)	(36,877)	(17,255)
Depreciation And Impairment [Member] | Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(80,099)	(75,257)
Disposals	2,389	1,905
Net foreign exchange differences	(2,552)	(3,336)
Business combination		(2,089)
Depreciation	(1,422)	(1,231)
Impairment losses		(91)
Ending balance	(81,684)	(80,099)	(75,257)
Depreciation And Impairment [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(62,458)	(53,390)
Disposals	10,276	5,955
Net foreign exchange differences	(1,758)	(2,477)
Business combination		(8,967)
Depreciation	(6,292)	(3,471)
Impairment losses	(283)	(108)
Ending balance	(60,515)	(62,458)	(53,390)
Depreciation And Impairment [Member] | Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(43,467)	(38,832)
Disposals	2,747	1,754
Net foreign exchange differences	(599)	(1,312)
Business combination		(3,018)
Depreciation	(1,975)	(2,051)
Impairment losses	337	(8)
Ending balance	(42,957)	(43,467)	(38,832)
Depreciation And Impairment [Member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,591)	(1,355)
Disposals	51	136
Net foreign exchange differences	(19)	(32)
Business combination		(1,288)
Depreciation	(64)	(52)
Ending balance	€ (2,623)	€ (2,591)	€ (1,355)